Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2022
Artisan [Member]
Disclosure Of Reverse Recapitalization [Line Items]
Summary of fair value of Artisan's identifiable net assets acquired

	$	$
Fair value of Artisan’s identifiable net assets acquired comprising		23,599,605
Prepayments	538,315
Cash and cash equivalent	30,363,822
Accrued expenses	(231,109)
Warrants liabilities (note (i))	(6,186,423)
Derivative liabilities (note (ii))	(885,000)
Less: Fair value of consideration comprising:
14,523,244 Company’s Class A ordinary shares		(113,146,206)

Share-based payment expense on listing		(89,546,601)

Notes:

(i)
The warrants
liabilities
acquired include
those in relation to
the warrants issued by Artisan to Artisan’s public investors and Artisan LLC, the sponsor.

The holders of Artisan’s warrants (including public investors and the sponsor) received one warrant of the Company for each Artisan’s warrant, resulting in the issuance of 1,500,000 warrants of the Company (see note 26)

(ii)
Prior to the initial public offering of Artisan, institution investors (“FPA Investors”) agreed to purchase an aggregate of 6,000,000 Class A ordinary shares of Artisan and 1,500,000 redeemable warrants of Artisan at a price of $10 per Class A ordinary share and
1
⁄
4
warrant of Artisan in a private placement to close immediately prior to the closing of Artisan merging with one or more entities.
The
investment commitments from FPA Investors
represents
a derivative liability
of Artisan measured
at FVPL before the Initial Merger. As part of the Reverse Recapitalization, prior to the Initial Merger, the agreements with FPA Investors were amended such that FPA Investors committed to purchase a variable number of Class A ordinary shares and warrants of the Company at an aggregate price of $585,000 immediately prior to the closing of the Acquisition Merger. On May 18, 2022, the derivative liability was settled by issuing 6,000,000 Class A ordinary shares and 1,500,000 warrants of the Company to FPA Investors (see note 2
6
).